Revenue Recognition - Percentage of Revenues by Contract Type (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Percentage of revenue	100.00%	100.00%	100.00%
Fixed-Price [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Percentage of revenue	92.00%	93.00%	87.00%
Unit-Basis and Other [Member]
Revenue Recognition Multiple Deliverable Arrangements [Line Items]
Percentage of revenue	8.00%	7.00%	13.00%